Offsets	Jul. 22, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AMPLITECH GROUP, INC.
Form or Filing Type	S-3
File Number	333-278657
Initial Filing Date	Apr. 12, 2024
Fee Offset Claimed	$ 26,033.07
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Other
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 176,375,841.58
Fee Paid with Fee Offset Source
Termination / Withdrawal Statement	The Registrant’s registration statement on Form S-3 (File No. 333-278657) was initially filed on April 12, 2024 and was declared effective on April 24, 2024.The Registrant’s Registration Statement on Form S-3 (File No. 333-278657) was for a universal shelf which included such indeterminate number or amount, as the case may be, of (i) common stock, (ii) preferred stock, (iii) debt securities, (iv) warrants and/or (v) units consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant.Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $26,033.07 (calculated at the fee rate in effect at the date of the Registrant’s prior registration statement), which represents the portion of the registration fee previously paid with respect to $176,375,841.58 of unsold securities previously registered under the prior registration statement on Form S-3 (File No. 333-278657).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	AMPLITECH GROUP, INC.
Form or Filing Type	S-3
File Number	333-278657
Filing Date	Apr. 12, 2024
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed
Fee Paid with Fee Offset Source	$ 29,520
Termination / Withdrawal Statement	The Registrant’s registration statement on Form S-3 (File No. 333-278657) was initially filed on April 12, 2024 and was declared effective on April 24, 2024.